CONVERTIBLE NOTES PAYABLE - LONG-TERM: Schedule of Long-Term Debt Instruments (Tables)	Sep. 30, 2025
Notes Payable, Other Payables | September 30, 2025
Schedule of Long-Term Debt Instruments

Convertible notes payable – long-term is comprised of the following:

	September 30, 2025	December 31, 2024
Series 2023 Notes
Note payable to unaffiliated individual, interest at 10% per annum, $25,000 due June 1, 2026 and $4,000 due September 30, 2026.	$29,000	$29,000
Note payable to unaffiliated individual, interest at 10% per annum, due October 2, 2026.	5,000	5,000
Series 2025 Notes		-
Note payable to unaffiliated individual, interest at 10% per annum, due February 24, 2028.	10,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 18, 2028.	61,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	6,200	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	13,400	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	250,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	8,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 16, 2028.	25,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 21, 2028.	12,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 28, 2028.	12,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due June 23, 2028.	10,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due August 15, 2028.	15,000	-
Total Convertible Notes Payable – Long-term	$458,100	$34,000